Award Timing Disclosure	12 Months Ended
	Feb. 04, 2025	Apr. 24, 2024 USD ($) $ / shares
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure
While we do not have a formal policy regarding the timing of equity awards in relation to our disclosure of material nonpublic information, as a practice, we do not time the granting of equity awards with any favorable or unfavorable news released by the Company. Our Compensation Committee has generally approved annual equity awards in the first quarter of the new fiscal year, which allows the Committee to review and consider the Company’s financial results from the prior fiscal year when making grants. Other than grants made in connection with hiring, promotions and retention, equity awards are generally granted to NEOs at the same time that equity awards are granted to all other employees who are eligible for such awards. Proximity of any awards to an earnings announcement or other market events is coincidental. In the event material nonpublic information were to become known to the Compensation Committee before the grant of an equity award, the Compensation Committee would consider the information and use its business judgment to determine whether to delay the grant to avoid any appearance of impropriety.
Consistent with the Compensation Committee’s grant practices described above, on April 24, 2024, the Compensation Committee awarded options to our NEOs; this date fell within the period beginning four business days before our filing of a current report on Form 8-K that disclosed material nonpublic information (specifically, the report on Form 8-K that disclosed the hire of our Chief Financial Officer, Darin Harper), and ending one business day after the filing or furnishing of such report. Pursuant to SEC Rules, we are providing the following information relating to options awarded to NEOs at that time:

Name	Grant Date	# of Securities Underlying Options	Exercise Price of Option Award ($/Share)	Grant Date Fair Value of Option Awards ($)	Percentage Change in Market Price (1)
Chris Morris	4/24/2024	14,052	53.33	693,185	(7.6)%
Michael Quartieri	4/24/2024	2,979	53.33	146,954	(7.6)%
John B. Mulleady	4/24/2024	2,544	53.33	125,496	(7.6)%
Antonio Bautista	4/24/2024	2,000	53.33	98,660	(7.6)%
Tony Wehner	4/24/2024	2,529	53.33	124,756	(7.6)%
(1)Represents the change in market price of the Company’s stock price at market close the day prior to (April 23, 2024) and on trading day following (April 25, 2024) the disclosure of material nonpublic information as described in the paragraph above.

Award Timing Method	Our Compensation Committee has generally approved annual equity awards in the first quarter of the new fiscal year, which allows the Committee to review and consider the Company’s financial results from the prior fiscal year when making grants. Other than grants made in connection with hiring, promotions and retention, equity awards are generally granted to NEOs at the same time that equity awards are granted to all other employees who are eligible for such awards. Proximity of any awards to an earnings announcement or other market events is coincidental. In the event material nonpublic information were to become known to the Compensation Committee before the grant of an equity award, the Compensation Committee would consider the information and use its business judgment to determine whether to delay the grant to avoid any appearance of impropriety.
Award Timing Predetermined	true
Award Timing MNPI Considered	true
Award Timing, How MNPI Considered	While we do not have a formal policy regarding the timing of equity awards in relation to our disclosure of material nonpublic information, as a practice, we do not time the granting of equity awards with any favorable or unfavorable news released by the Company.
MNPI Disclosure Timed for Compensation Value	false
Awards Close in Time to MNPI Disclosures, Table

Name	Grant Date	# of Securities Underlying Options	Exercise Price of Option Award ($/Share)	Grant Date Fair Value of Option Awards ($)	Percentage Change in Market Price (1)
Chris Morris	4/24/2024	14,052	53.33	693,185	(7.6)%
Michael Quartieri	4/24/2024	2,979	53.33	146,954	(7.6)%
John B. Mulleady	4/24/2024	2,544	53.33	125,496	(7.6)%
Antonio Bautista	4/24/2024	2,000	53.33	98,660	(7.6)%
Tony Wehner	4/24/2024	2,529	53.33	124,756	(7.6)%
(1)Represents the change in market price of the Company’s stock price at market close the day prior to (April 23, 2024) and on trading day following (April 25, 2024) the disclosure of material nonpublic information as described in the paragraph above.

Morris [Member]
Awards Close in Time to MNPI Disclosures
Name		Chris Morris
Underlying Securities		14,052
Exercise Price | $ / shares		$ 53.33
Fair Value as of Grant Date		$ 693,185
Underlying Security Market Price Change		(0.076)
Quartieri [Member]
Awards Close in Time to MNPI Disclosures
Name		Michael Quartieri
Underlying Securities		2,979
Exercise Price | $ / shares		$ 53.33
Fair Value as of Grant Date		$ 146,954
Underlying Security Market Price Change		(0.076)
Mulleady [Member]
Awards Close in Time to MNPI Disclosures
Name		John B. Mulleady
Underlying Securities		2,544
Exercise Price | $ / shares		$ 53.33
Fair Value as of Grant Date		$ 125,496
Underlying Security Market Price Change		(0.076)
Bautista [Member]
Awards Close in Time to MNPI Disclosures
Name		Antonio Bautista
Underlying Securities		2,000
Exercise Price | $ / shares		$ 53.33
Fair Value as of Grant Date		$ 98,660
Underlying Security Market Price Change		(0.076)
Wehner [Member]
Awards Close in Time to MNPI Disclosures
Name		Tony Wehner
Underlying Securities		2,529
Exercise Price | $ / shares		$ 53.33
Fair Value as of Grant Date		$ 124,756
Underlying Security Market Price Change		(0.076)